                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and address of issuer:

          Loomis Sayles Funds
          One Financial Center
          Boston, MA 02111


2.   The name of each series or class of securities for which this Form is filed
     (If the   Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


          Institutional Class Shares of:
          ------------------------------
          Loomis Sayles Core Value Fund
          Loomis Sayles Growth Fund
          Loomis Sayles International Equity Fund
          Loomis Sayles Mid-Cap Growth Fund
          Loomis Sayles Mid-Cap Value Fund
          Loomis Sayles Small Cap Growth Fund
          Loomis Sayles Small Cap Value Fund
          Loomis Sayles Strategic Value Fund
          Loomis Sayles Worldwide Fund
          Loomis Sayles Bond Fund
          Loomis Sayles Global Bond Fund
          Loomis Sayles High Yield Fund
          Loomis Sayles Intermediate Maturity Bond Fund
          Loomis Sayles Investment Grade Bond Fund
          Loomis Sayles Municipal Bond Fund
          Loomis Sayles Short-Term Bond Fund
          Loomis Sayles U.S. Government Securities Fund


          Retail Class Shares of:
          -----------------------
          Loomis Sayles Core Value Fund
          Loomis Sayles Growth Fund
          Loomis Sayles International Equity Fund
          Loomis Sayles Mid-Cap Growth Fund
          Loomis Sayles Mid-Cap Value Fund
          Loomis Sayles Small Cap Growth Fund
          Loomis Sayles Small Cap Value Fund

          Loomis Sayles Strategic Value Fund
          Loomis Sayles Worldwide Fund
          Loomis Sayles Bond Fund
          Loomis Sayles Global Bond Fund
          Loomis Sayles High Yield Fund
          Loomis Sayles Intermediate Maturity Bond Fund
          Loomis Sayles Investment Grade Bond Fund
          Loomis Sayles Municipal Bond Fund
          Loomis Sayles Short-Term Bond Fund
          Loomis Sayles U.S. Government Securities Fund


3.    Investment Company Act File Number: 811-6241
      Securities Act File Number: 33-39133

4(a). Last day of fiscal year for which this Form is filed: December 31, 1997


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year):


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the fiscal year
             pursuant to section 24(f):                                               $1,198,365,058



    (ii)     Aggregate price of securities redeemed or repurchased during the
             fiscal year:                                                             $ 300,350,746



   (iii)     Aggregate price of securities redeemed orrepurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:                                                              $0



    (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:         $ 300,350,746



     (v)     Net sales -- if Item 5(i) is greater than Item 5 (iv) [subtract
             Item 5(iv) from Item 5(i)]:                                              $ 898,014,312



    (vi)     Redemption credits available for use in future years -- if Item
             5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:       $0


   (vii)     Multiplier for determining registration fee:                             x.000295

  (viii)     Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter A0"
             if no fee is due):                                                       $ 264,914.23

6.  Prepaid Shares


    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____.


7. Interest Due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $264,914.23


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 23, 1998


    Method of Delivery:      X      Wire Transfer
                       -----------
                                    Mail or Other Means
                       -----------



                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                         /s/ Daniel J. Fuss
                                      ------------------------
                                      Daniel J. Fuss, President

Date: March 23, 1998
* Please print the name and title of the signing officer below the signature.

Number and aggregate sale price of securities sold during the fiscal year:




Institutional Class:
--------------------



Loomis Sayles Core Value Fund:                                                      $ 16,764,969

Loomis Sayles Growth Fund:                                                          $  3,601,402

Loomis Sayles International Equity Fund:                                            $ 10,550,546

Loomis Sayles Mid-Cap Growth Fund:                                                  $  1,840,192

Loomis Sayles Mid-Cap Value Fund:                                                   $  3,352,605

Loomis Sayles Small Cap Growth Fund:                                                $  3,697,821

Loomis Sayles Small Cap Value Fund:                                                 $ 74,208,026

Loomis Sayles Strategic Value Fund:                                                 $    892,822

Loomis Sayles Worldwide Fund:                                                       $  2,356,777

Loomis Sayles Bond Fund:                                                            $809,023,819

Loomis Sayles Global Bond Fund:                                                     $  5,703,587

Loomis Sayles High Yield Fund:                                                      $  3,577,772

Loomis Sayles Intermediate                                                          $  7,196,630
Maturity Bond Fund:

Loomis Sayles Investment                                                            $  2,218,354
Grade Bond Fund:

Loomis Sayles Municipal Bond Fund:                                                  $  1,692,152

Loomis Sayles Short-Term Bond Fund:                                                 $ 11,497,925

Loomis Sayles U.S. Government Securities Fund:                                      $  4,676,742

==============================================                                      ============
Total:                                                                              $962,852,141




Retail Class:
-------------

Loomis Sayles Core Value Fund:                                                     $ 1,958,564

Loomis Sayles Growth Fund:                                                         $ 1,122,980

Loomis Sayles International Equity Fund:                                           $   821,531

Loomis Sayles Mid-Cap Growth Fund:                                                 $    88,646

Loomis Sayles Mid-Cap Value Fund:                                                  $   159,030

Loomis Sayles Small Cap Growth Fund:                                               $ 1,114,195

Loomis Sayles Small Cap Value Fund:                                                $37,883,528

Loomis Sayles Strategic Value Fund:                                                $   269,111

Loomis Sayles Worldwide Fund:                                                      $    19,549

Loomis Sayles Bond Fund:                                                           $37,693,272

Loomis Sayles Global Bond Fund:                                                    $ 7,115,633

Loomis Sayles High Yield Fund:                                                     $ 3,602,850

Loomis Sayles Intermediate                                                         $   419,211
Maturity Bond Fund:

Loomis Sayles Investment                                                           $   849,980
Grade Bond Fund:

Loomis Sayles Short-Term Bond Fund:                                                $   436,711

===================================                                                ===========

Total:                                                                             $93,554,791


Number and aggregate sale price of securities redeemed during the fiscal year:




Institutional Class:
--------------------


Loomis Sayles Core Value Fund:                                                   $  9,494,995

Loomis Sayles Growth Fund:                                                       $ 18,196,471

Loomis Sayles International Equity Fund:                                         $ 16,864,605

Loomis Sayles Mid-Cap Growth Fund:                                               $    302,973

Loomis Sayles Mid-Cap Value Fund:                                                $    141,399

Loomis Sayles Small Cap Growth Fund:                                             $    420,264

Loomis Sayles Small Cap Growth Fund:                                             $ 35,245,314

Loomis Sayles Strategic Value Fund:                                              $     34,372

Loomis Sayles Worldwide Fund:                                                    $  2,199,192

Loomis Sayles Bond Fund:                                                         $177,561,664

Loomis Sayles Global Bond Fund:                                                  $  4,226,586

Loomis Sayles High Yield Fund:                                                   $    600,500

Loomis Sayles Intermediate                                                       $  1,136,539
Maturity Bond Fund:

Loomis Sayles Investment                                                         $      7,042

Loomis Sayles Municipal Bond Fund:                                               $  2,254,718

Loomis Sayles Short-Term Bond Fund:                                              $ 11,926,660

Loomis Sayles U.S. Government                                                    $  2,799,223
Securities Fund

=================================                                                ============

Total:                                                                           $283,412,517




Retail Class:
-------------
Loomis Sayles Core Value Fund:                                                     $   699,525

Loomis Sayles Growth Fund:                                                         $   926,300

Loomis Sayles International Equity Fund:                                           $   569,458

Loomis Sayles Mid-Cap Growth Fund:                                                 $    21,751

Loomis Sayles Mid-Cap Value Fund:                                                  $        79

Loomis Sayles Small Cap Growth Fund:                                               $   122,151

Loomis Sayles Small Cap Growth Fund:                                               $ 5,210,721

Loomis Sayles Strategic Value Fund:                                                $     7,240

Loomis Sayles Worldwide Fund:                                                      $         0

Loomis Sayles Bond Fund:                                                           $ 6,205,606

Loomis Sayles Global Bond Fund:                                                    $ 2,420,537

Loomis Sayles High Yield Fund:                                                     $   558,960

Loomis Sayles Intermediate                                                         $         0
Maturity Bond Fund:

Loomis Sayles Investment                                                           $    32,703
Grade Bond Fund:

Loomis Sayles Short-Term Bond Fund:                                                $   163,198

=================================                                                  ===========

Total:                                                                             $16,938,229



Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable:




Institutional Class:
--------------------


Loomis Sayles Core Value Fund:                                                    $    542,617
                                                                                  $  6,636,687


Loomis Sayles Growth Fund:                                                        $  7,726,539

Loomis Sayles International Equity Fund:                                          $    831,364
                                                                                  $  8,671,415

Loomis Sayles Mid-Cap Growth Fund:                                                $     17,579
                                                                                  $     88,461

Loomis Sayles Mid-Cap Value Fund:                                                 $     39,124
                                                                                  $    256,901

Loomis Sayles Small Cap Growth Fund:                                              $      1,640
                                                                                  $    172,472

Loomis Sayles Small Cap Value Fund:                                               $  1,439,048
                                                                                  $ 33,306,823

Loomis Sayles Strategic Value Fund:                                               $     13,783

Loomis Sayles Worldwide Fund:                                                     $    284,012
                                                                                  $    410,591

Loomis Sayles Bond Fund:                                                          $ 53,391,457
                                                                                  $ 17,074,295

Loomis Sayles Global Bond Fund:                                                   $  1,676,109

Loomis Sayles High Yield Fund:                                                    $    313,530
                                                                                  $    111,043

Loomis Sayles Intermediate                                                        $    260,248

Maturity Bond Fund:                                                               $      8,824

Loomis Sayles Investment                                                          $    125,624

Grade Bond Fund:                                                                  $     24,442

Loomis Sayles Municipal Bond Fund:                                                $    273,619

                                                                                  $     58,244

Loomis Sayles Short-Term Bond Fund:                                               $    918,722

Loomis Sayles U.S. Government Securities Fund:                                    $    792,744

=============================================                                     ============
Total:                                                                            $135,467,957






Retail Class:
-------------


Loomis Sayles Core Value Fund:                                                      $   10,108
                                                                                    $  135,567

Loomis Sayles Growth Fund:                                                          $   45,392

Loomis Sayles International Equity Fund:                                            $    3,133
                                                                                    $   28,082

Loomis Sayles Mid-Cap Growth Fund:                                                  $      571
                                                                                    $    3,749

Loomis Sayles Mid-Cap Value Fund:                                                   $    1,089
                                                                                    $    9,130

Loomis Sayles Small Cap Growth Fund:                                                $   51,662

Loomis Sayles Small Cap Value Fund:                                                 $  112,840
                                                                                    $3,991,586

Loomis Sayles Strategic Value Fund:                                                 $    4,143

Loomis Sayles Worldwide Fund:                                                       $      809
                                                                                    $    1,199

Loomis Sayles Bond Fund:                                                            $1,140,035
                                                                                    $  457,759

Loomis Sayles Global Bond Fund:                                                     $  218,453

Loomis Sayles High Yield Fund:                                                      $  142,625
                                                                                    $   65,308

Loomis Sayles Intermediate                                                          $   13,686

Maturity Bond Fund:                                                                 $      641

Loomis Sayles Investment                                                            $   33,280

Grade Bond Fund:                                                                    $    8,918

Loomis Sayles Short-Term Bond Fund:                                                 $   10,404

=================================                                                   ==========

Total:                                                                              $6,490,169
